Non-Current Assets - Intangibles (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Non-Current Assets - Intangibles

	Patents A$	Intellectual Property Assets A$	Goodwill A$	Total A$
At June 30, 2016
Cost or fair value	1,915,671	23,451,000	109,962	25,476,633
Accumulated amortization	(1,915,671)	(2,709,263)	—	(4,624,934)

Net book amount	—	20,741,737	109,962	20,851,699

Year ended June 30, 2017
Opening net book amount	—	20,741,737	109,962	20,851,699
Exchange difference	—	(143,689)		(143,689)
Amortization charge	—	(1,687,674)	—	(1,687,674)

Closing net book amount	—	18,910,374	109,962	19,020,336

At June 30, 2017
Cost or fair value	1,915,671	23,343,253	109,962	25,368,886
Accumulated amortization	(1,915,671)	(4,432,879)	—	(6,348,550)

Net book amount	—	18,910,374	109,962	19,020,336

Year ended June 30, 2018
Opening net book amount	—	18,910,374	109,962	19,020,336
Exchange difference	—	1,107,124	—	1,107,124
Amortization charge	—	(1,798,305)	—	(1,798,305)

Closing net book amount	—	18,219,193	109,962	18,329,155

At June 30, 2018
Cost or fair value	1,915,671	24,786,169	109,962	26,789,097
Accumulated amortization	(1,915,671)	(6,566,976)	—	(8,459,942)

Net book amount	—	18,219,193	109,962	18,329,155